Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes to the Company's asset retirement obligation liability
Asset retirement obligation, beginning of period	$ 42,556	$ 54,970
Liabilities incurred	0	466
Liabilities settled	(3,296)	(2,776)
Accretion expense	2,515	3,259
Revisions in estimated cash flows	(1,746)	(11,137)
Divestiture of oil and gas properties	(3,419)	(2,226)
Asset retirement obligation, end of period	36,610	42,556
Less: current portion of asset retirement obligation	(4,160)	(6,015)
Long-term asset retirement obligation	32,450	36,541
Oklahoma Assets
Changes to the Company's asset retirement obligation liability
Divestiture of oil and gas properties	$ (3,300)
Woodford And Mississippian Lime
Changes to the Company's asset retirement obligation liability
Divestiture of oil and gas properties		$ (1,800)